Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2021
Fair Value Disclosures [Abstract]
Schedule of liabilities that are measured at fair value on a recurring basis
Description	Level	September 30, 2021
Assets:
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$345,010,887

Liabilities:
Warrant Liability – Public Warrants	1	$6,468,750
Warrant Liability – Private Placement Warrants	2	$4,700,000

Schedule of changes in the fair value of level 3 warrant liability
	Private Placement	Public Warrant	Total Level 3 Warrant Liability
Fair value as of January 1, 2021	$—	$—	$—
Initial measurement on February 17, 2021	11,217,334	15,438,750	26,656,084
Change in valuation inputs or other assumptions	(4,261,334)	(5,865,000)	(10,126,334)
Fair value as of March 31, 2021	6,956,000	9,573,750	16,529,750
Change in valuation inputs or other assumptions	313,334	345,000	658,334
Transfer to Level 1	—	(9,918,750)	$(9,918,750)
Transfer to Level 2	$(7,269,334)	$—	$(7,269,334)
Fair value as of September 30, 2021	$—	$—	$—